Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Summary of Inventories

(in millions)	December 31, 2022	December 31, 2021
Raw materials and supplies	€409.7	€248.3
Unfinished goods	21.0	84.5
Finished goods	8.9	169.7

Total	€439.6	€502.5